DISCONTINUED OPERATIONS - Assets and liabilities of discontinued operations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
DISCONTINUED OPERATION
Current assets held for sale-discontinued operation	$ 4,566	$ 4,834
Total liabilities of Discontinued Operations	1,550	1,506
Cryptocurrency mining | Discontinued operations
DISCONTINUED OPERATION
Cash and cash equivalents	20	198
Other current assets	4,546	4,636
Current assets held for sale-discontinued operation	4,566	4,834
Accrued expenses and other current liabilities	294	332
Amounts due to related parties	1,256	1,174
Total liabilities of Discontinued Operations	$ 1,550	$ 1,506